UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05181
Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.0%)
	Aerospace & Defense (2.3%)
28,619	Boeing Co. (The)	$2,078,025
26,756	General Dynamics Corp.	2,065,563
28,291	Goodrich Corp.	1,995,081
46,142	Honeywell International, Inc.	2,088,848
36,642	ITT Corp.	1,964,378
21,449	L-3 Communications Holdings, Inc.	1,965,372
23,321	Lockheed Martin Corp.	1,940,774
29,102	Northrop Grumman Corp.	1,908,218
16,479	Precision Castparts Corp.	2,088,054
34,299	Raytheon Co.	1,959,159
32,113	Rockwell Collins, Inc.	2,009,953
26,662	United Technologies Corp.	1,962,590

		24,026,015

	Air Freight & Logistics (0.8%)
35,698	C.H. Robinson Worldwide, Inc.	1,993,733
53,368	Expeditors International of Washington, Inc.	1,970,347
21,555	FedEx Corp.	2,013,237
29,650	United Parcel Service, Inc. (Class B)	1,909,756

		7,887,073

	Airlines (0.2%)
157,878	Southwest Airlines Co.	2,087,147

	Auto Components (0.4%)
155,442	Goodyear Tire & Rubber Co. (The) (a)	1,964,787
63,589	Johnson Controls, Inc.	2,097,801

		4,062,588

	Automobiles (0.4%)
152,195	Ford Motor Co. (a)	1,913,091
71,255	Harley-Davidson, Inc.	2,000,128

		3,913,219

	Beverages (1.4%)
35,295	Brown-Forman Corp. (Class B)	2,098,288
36,891	Coca-Cola Co. (The)	2,029,005
75,001	Coca-Cola Enterprises, Inc.	2,074,527
120,645	Constellation Brands, Inc. (Class A) (a)	1,983,404
55,857	Dr Pepper Snapple Group, Inc.	1,964,491
45,339	Molson Coors Brewing Co. (Class B)	1,906,958
28,657	PepsiCo, Inc.	1,895,947

		13,952,620

	Biotechnology (1.1%)
33,188	Amgen, Inc. (a)	1,983,315
33,886	Biogen Idec, Inc. (a)	1,943,701
31,484	Celgene Corp. (a)	1,950,749
27,907	Cephalon, Inc. (a)	1,891,536
34,065	Genzyme Corp. (a)	1,765,589
42,223	Gilead Sciences, Inc. (a)	1,920,302

		11,455,192

	Building Products (0.2%)
138,304	Masco Corp.	2,146,478

	Capital Markets (2.8%)
45,748	Ameriprise Financial, Inc.	2,075,129
62,249	Bank of New York Mellon Corp. (The)	1,922,249
104,478	Charles Schwab Corp. (The)	1,952,694
1,279,995	E*Trade Financial Corp. (a)	2,111,992
78,381	Federated Investors, Inc. (Class B)	2,067,691
18,152	Franklin Resources, Inc.	2,013,057
11,348	Goldman Sachs Group, Inc. (The)	1,936,309
98,892	Invesco Ltd. (Bermuda)	2,166,724
144,237	Janus Capital Group, Inc.	2,061,147
68,757	Legg Mason, Inc.	1,971,263
68,299	Morgan Stanley (b)	2,000,478

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

36,986	Northern Trust Corp.	$2,043,846
44,516	State Street Corp.	2,009,452
36,865	T. Rowe Price Group, Inc.	2,024,994

		28,357,025

	Chemicals (2.6%)
27,205	Air Products & Chemicals, Inc.	2,011,810
31,652	Airgas, Inc.	2,013,700
20,878	CF Industries Holdings, Inc.	1,903,656
69,897	Dow Chemical Co. (The)	2,066,854
33,073	Eastman Chemical Co.	2,106,089
46,783	Ecolab, Inc.	2,056,113
54,908	EI Du Pont de Nemours & Co.	2,044,774
33,158	FMC Corp.	2,007,385
44,982	International Flavors & Fragrances, Inc.	2,144,292
28,001	Monsanto Co.	1,999,831
30,758	PPG Industries, Inc.	2,011,573
24,770	Praxair, Inc.	2,055,910
37,437	Sigma-Aldrich Corp.	2,008,870

		26,430,857

	Commercial Banks (2.8%)
63,526	BB&T Corp.	2,057,607
53,054	Comerica, Inc.	2,018,174
153,543	Fifth Third Bancorp	2,086,649
140,074	First Horizon National Corp. (a)	1,968,042
382,288	Huntington Bancshares, Inc.	2,052,887
266,055	KeyCorp	2,061,926
24,266	M&T Bank Corp.	1,926,235
259,244	Marshall & Ilsley Corp.	2,086,914
33,498	PNC Financial Services Group, Inc.	1,999,831
273,998	Regions Financial Corp.	2,150,884
74,443	SunTrust Banks, Inc.	1,994,328
77,374	US Bancorp	2,002,439
62,823	Wells Fargo & Co.	1,955,052
91,450	Zions BanCorp.	1,995,439

		28,356,407

	Commercial Services & Supplies (1.6%)
57,731	Avery Dennison Corp.	2,101,986
71,883	Cintas Corp.	2,019,193
73,551	Iron Mountain, Inc.	2,015,297
81,117	Pitney Bowes, Inc.	1,983,311
70,569	Republic Services, Inc.	2,047,912
99,310	RR Donnelley & Sons Co.	2,120,269
36,374	Stericycle, Inc. (a)	1,982,383
59,182	Waste Management, Inc.	2,037,636

		16,307,987

	Communications Equipment (1.4%)
76,283	Cisco Systems, Inc. (a)	1,985,646
43,899	Harris Corp.	2,084,764
184,342	JDS Uniphase Corp. (a)	2,309,805
67,709	Juniper Networks, Inc. (a)	2,077,312
281,669	Motorola, Inc. (a)	1,977,316
50,536	QUALCOMM, Inc.	2,122,007
268,596	Tellabs, Inc.	2,033,272

		14,590,122

	Computers & Peripherals (2.2%)
9,112	Apple, Inc. (a)	2,140,682
140,101	Dell, Inc. (a)	2,102,916
102,302	EMC Corp. (a)	1,845,528
38,560	Hewlett-Packard Co.	2,049,464
15,816	International Business Machines Corp.	2,028,402
58,231	Lexmark International, Inc. (Class A) (a)	2,100,975

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

62,268	NetApp, Inc. (a)	$2,027,446
97,323	QLogic Corp. (a)	1,975,657
62,801	SanDisk Corp. (a)	2,174,799
69,837	Teradata Corp. (a)	2,017,591
52,979	Western Digital Corp. (a)	2,065,651

		22,529,111

	Construction & Engineering (0.6%)
44,712	Fluor Corp.	2,079,555
44,367	Jacobs Engineering Group, Inc. (a)	2,004,945
104,135	Quanta Services, Inc. (a)	1,995,226

		6,079,726

	Construction Materials (0.2%)
41,658	Vulcan Materials Co.	1,967,924

	Consumer Finance (0.8%)
50,115	American Express Co.	2,067,745
48,484	Capital One Financial Corp.	2,007,722
131,870	Discover Financial Services	1,964,863
174,297	SLM Corp. (a)	2,182,199

		8,222,529

	Containers & Packaging (1.0%)
38,147	Ball Corp.	2,036,287
69,330	Bemis Co., Inc.	1,991,158
57,476	Owens-Illinois, Inc. (a)	2,042,697
83,146	Pactiv Corp. (a)	2,093,616
93,591	Sealed Air Corp.	1,972,898

		10,136,656

	Distributors (0.2%)
45,899	Genuine Parts Co.	1,938,774

	Diversified Consumer Services (0.6%)
30,394	Apollo Group, Inc. (Class A) (a)	1,862,848
30,095	DeVry, Inc.	1,962,194
119,546	H&R Block, Inc.	2,127,919

		5,952,961

	Diversified Financial Services (1.8%)
121,961	Bank of America Corp.	2,177,004
526,877	Citigroup, Inc. (a)(c)	2,133,852
6,494	CME Group, Inc.	2,052,818
18,662	IntercontinentalExchange, Inc. (a)	2,093,503
45,223	JPMorgan Chase & Co.	2,023,729
80,134	Leucadia National Corp. (a)	1,988,125
68,443	Moody’s Corp.	2,036,179
92,595	NASDAQ OMX Group, Inc. (The) (a)	1,955,606
68,922	NYSE Euronext	2,040,781

		18,501,597

	Diversified Telecommunication Services (1.2%)
77,084	AT&T, Inc.	1,991,851
58,019	CenturyTel, Inc.	2,057,354
256,903	Frontier Communications Corp.	1,911,358
380,703	Qwest Communications International, Inc.	1,987,270
66,517	Verizon Communications, Inc.	2,063,357
184,198	Windstream Corp.	2,005,916

		12,017,106

	Electric Utilities (2.7%)
86,237	Allegheny Energy, Inc.	1,983,451
56,179	American Electric Power Co., Inc.	1,920,198
122,006	Duke Energy Corp.	1,991,138
58,778	Edison International	2,008,444
25,058	Entergy Corp.	2,038,468
45,331	Exelon Corp.	1,985,951
50,800	FirstEnergy Corp.	1,985,772

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

41,995	FPL Group, Inc.	$2,029,618
74,482	Northeast Utilities	2,058,683
115,724	Pepco Holdings, Inc.	1,984,667
52,965	Pinnacle West Capital Corp.	1,998,369
70,891	PPL Corp.	1,964,390
50,717	Progress Energy, Inc.	1,996,221
58,631	Southern Co.	1,944,204

		27,889,574

	Electrical Equipment (0.8%)
42,649	Emerson Electric Co.	2,146,951
17,839	First Solar, Inc. (a)	2,187,953
36,498	Rockwell Automation, Inc.	2,057,027
35,708	Roper Industries, Inc.	2,065,351

		8,457,282

	Electronic Equipment, Instruments & Components (1.2%)
60,543	Agilent Technologies, Inc. (a)	2,082,074
46,488	Amphenol Corp. (Class A)	1,961,329
100,266	Corning, Inc.	2,026,376
73,976	FLIR Systems, Inc. (a)	2,086,123
116,629	Jabil Circuit, Inc.	1,888,223
95,906	Molex, Inc.	2,000,599

		12,044,724

	Energy Equipment & Services (2.4%)
42,514	Baker Hughes, Inc.	1,991,356
93,820	BJ Services Co.	2,007,748
48,439	Cameron International Corp. (a)	2,076,096
23,980	Diamond Offshore Drilling, Inc.	2,129,664
33,450	FMC Technologies, Inc. (a)	2,161,873
66,323	Halliburton Co.	1,998,312
53,200	Helmerich & Payne, Inc.	2,025,856
101,706	Nabors Industries Ltd. (Bermuda) (a)	1,996,489
47,594	National Oilwell Varco, Inc.	1,931,364
76,669	Rowan Cos., Inc. (a)	2,231,835
30,544	Schlumberger Ltd. (Netherlands Antilles)	1,938,322
46,700	Smith International, Inc.	1,999,694

		24,488,609

	Food & Staples Retailing (1.8%)
33,518	Costco Wholesale Corp.	2,001,360
58,494	CVS Caremark Corp.	2,138,541
91,146	Kroger Co. (The)	1,974,222
79,471	Safeway, Inc.	1,975,649
120,889	SUPERVALU, Inc.	2,016,429
71,683	Sysco Corp.	2,114,648
36,515	Wal-Mart Stores, Inc.	2,030,234
58,612	Walgreen Co.	2,173,919
56,414	Whole Foods Market, Inc. (a)	2,039,366

		18,464,368

	Food Products (2.9%)
69,548	Archer-Daniels-Midland Co.	2,009,937
57,266	Campbell Soup Co.	2,024,353
78,239	ConAgra Foods, Inc.	1,961,452
130,484	Dean Foods Co. (a)	2,047,294
26,859	General Mills, Inc.	1,901,349
47,639	Hershey Co. (The)	2,039,425
42,747	HJ Heinz Co.	1,949,691
48,822	Hormel Foods Corp.	2,051,012
33,781	JM Smucker Co. (The)	2,035,643
37,644	Kellogg Co.	2,011,319
68,985	Kraft Foods, Inc. (Class A)	2,086,106
50,019	McCormick & Co., Inc.	1,918,729
39,324	Mead Johnson Nutrition Co.	2,046,028

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

145,801	Sara Lee Corp.	$2,031,008
114,088	Tyson Foods, Inc. (Class A)	2,184,785

		30,298,131

	Gas Utilities (0.8%)
48,461	EQT Corp.	1,986,901
44,673	Nicor, Inc.	1,872,692
44,000	Oneok, Inc.	2,008,600
47,428	Questar Corp.	2,048,890

		7,917,083

	Health Care Equipment & Supplies (2.6%)
34,178	Baxter International, Inc.	1,989,160
25,603	Becton Dickinson and Co.	2,015,724
283,679	Boston Scientific Corp. (a)	2,048,162
23,342	C.R. Bard, Inc.	2,021,884
80,328	CareFusion Corp. (a)	2,123,069
59,198	DENTSPLY International, Inc.	2,063,050
35,720	Hospira, Inc. (a)	2,023,538
5,803	Intuitive Surgical, Inc. (a)	2,020,198
45,149	Medtronic, Inc.	2,033,060
49,805	St Jude Medical, Inc. (a)	2,044,495
35,191	Stryker Corp.	2,013,629
37,956	Varian Medical Systems, Inc. (a)	2,100,106
35,473	Zimmer Holdings, Inc. (a)	2,100,002

		26,596,077

	Health Care Providers & Services (3.1%)
58,689	Aetna, Inc.	2,060,571
71,145	AmerisourceBergen Corp.	2,057,513
57,620	Cardinal Health, Inc.	2,076,049
54,530	CIGNA Corp.	1,994,707
73,749	Coventry Health Care, Inc. (a)	1,823,075
30,729	DaVita, Inc. (a)	1,948,219
20,056	Express Scripts, Inc. (a)	2,040,899
40,444	Humana, Inc. (a)	1,891,566
26,742	Laboratory Corp. of America Holdings (a)	2,024,637
30,852	McKesson Corp.	2,027,593
29,354	Medco Health Solutions, Inc. (a)	1,895,094
65,504	Patterson Cos., Inc.	2,033,899
35,268	Quest Diagnostics, Inc.	2,055,772
351,669	Tenet Healthcare Corp. (a)	2,011,547
58,717	UnitedHealth Group, Inc.	1,918,284
31,288	WellPoint, Inc. (a)	2,014,321

		31,873,746

	Hotels, Restaurants & Leisure (2.0%)
53,784	Carnival Corp. (Units) (Panama) (a)(d)	2,091,122
46,369	Darden Restaurants, Inc.	2,065,275
119,006	International Game Technology	2,195,661
69,380	Marriott International, Inc. (Class A)	2,186,858
29,788	McDonald’s Corp.	1,987,455
80,894	Starbucks Corp. (a)	1,963,297
47,548	Starwood Hotels & Resorts Worldwide, Inc.	2,217,639
84,293	Wyndham Worldwide Corp.	2,168,859
28,154	Wynn Resorts Ltd.	2,134,918
54,057	Yum! Brands, Inc.	2,072,005

		21,083,089

	Household Durables (1.8%)
161,669	DR Horton, Inc.	2,037,029
41,332	Fortune Brands, Inc.	2,005,015
46,040	Harman International Industries, Inc. (a)	2,153,751
94,914	Leggett & Platt, Inc.	2,053,939
125,516	Lennar Corp. (Class A)	2,160,130
131,875	Newell Rubbermaid, Inc.	2,004,500

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

180,558	Pulte Group, Inc. (a)	$2,031,278
34,784	Stanley Black & Decker, Inc.	1,996,950
22,139	Whirlpool Corp.	1,931,628

		18,374,220

	Household Products (0.8%)
32,036	Clorox Co.	2,054,789
23,877	Colgate-Palmolive Co.	2,035,753
31,408	Kimberly-Clark Corp.	1,974,935
31,929	Procter & Gamble Co. (The)	2,020,148

		8,085,625

	Independent Power Producers & Energy Traders (0.5%)
166,096	AES Corp. (The) (a)	1,827,056
56,361	Constellation Energy Group, Inc.	1,978,835
91,700	NRG Energy, Inc. (a)	1,916,530

		5,722,421

	Industrial Conglomerates (0.6%)
24,662	3M Co.	2,061,003
111,883	General Electric Co. (e)	2,036,271
91,049	Textron, Inc.	1,932,970

		6,030,244

	Information Technology Services (2.2%)
45,344	Automatic Data Processing, Inc.	2,016,448
39,423	Cognizant Technology Solutions Corp. (Class A) (a)	2,009,785
37,048	Computer Sciences Corp. (a)	2,018,745
85,591	Fidelity National Information Services, Inc.	2,006,253
38,534	Fiserv, Inc. (a)	1,955,986
8,267	Mastercard, Inc. (Class A)	2,099,818
63,865	Paychex, Inc.	1,960,655
105,663	SAIC, Inc. (a)	1,870,235
133,371	Total System Services, Inc.	2,088,590
22,714	Visa, Inc. (Class A)	2,067,655
121,355	Western Union Co. (The)	2,058,181

		22,152,351

	Insurance (4.2%)
37,362	Aflac, Inc.	2,028,383
64,257	Allstate Corp. (The)	2,076,144
58,093	American International Group, Inc. (a)	1,983,295
47,698	AON Corp.	2,037,182
60,957	Assurant, Inc.	2,095,702
24,689	Berkshire Hathaway, Inc. (Class B) (a)	2,006,475
36,895	Chubb Corp.	1,913,006
64,863	Cincinnati Financial Corp.	1,874,541
128,163	Genworth Financial, Inc. (Class A) (a)	2,350,509
74,137	Hartford Financial Services Group, Inc.	2,106,973
70,314	Lincoln National Corp.	2,158,640
52,311	Loews Corp.	1,950,154
77,547	Marsh & McLennan Cos., Inc.	1,893,698
48,382	MetLife, Inc.	2,096,876
74,800	Principal Financial Group, Inc.	2,184,908
114,499	Progressive Corp. (The)	2,185,786
34,897	Prudential Financial, Inc.	2,111,268
38,003	Torchmark Corp.	2,033,540
37,788	Travelers Cos., Inc. (The)	2,038,285
84,545	Unum Group	2,094,180
107,996	XL Capital Ltd. (Class A) (Cayman Islands)	2,041,124

		43,260,669

	Internet & Catalog Retail (0.6%)
15,534	Amazon.com, Inc. (a)	2,108,430
89,139	Expedia, Inc.	2,224,909

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

8,453	Priceline.com, Inc. (a)	$2,155,515

		6,488,854

	Internet Software & Services (1.1%)
64,419	Akamai Technologies, Inc. (a)	2,023,401
74,307	eBay, Inc. (a)	2,002,574
3,581	Google, Inc. (Class A) (a)	2,030,463
117,612	Monster Worldwide, Inc. (a)	1,953,535
71,034	VeriSign, Inc. (a)	1,847,594
122,993	Yahoo!, Inc. (a)	2,033,074

		11,890,641

	Leisure Equipment & Products (0.6%)
345,084	Eastman Kodak Co. (a)	1,998,037
53,368	Hasbro, Inc.	2,042,927
87,168	Mattel, Inc.	1,982,200

		6,023,164

	Life Sciences Tools & Services (1.0%)
37,196	Life Technologies Corp. (a)	1,944,235
19,218	Millipore Corp. (a)	2,029,421
85,699	PerkinElmer, Inc.	2,048,206
40,223	Thermo Fisher Scientific, Inc. (a)	2,069,071
29,771	Waters Corp. (a)	2,010,733

		10,101,666

	Machinery (2.4%)
32,382	Caterpillar, Inc.	2,035,209
34,725	Cummins, Inc.	2,151,214
26,143	Danaher Corp.	2,089,087
33,045	Deere & Co.	1,964,856
43,464	Dover Corp.	2,031,942
27,323	Eaton Corp.	2,070,264
18,287	Flowserve Corp.	2,016,507
41,569	Illinois Tool Works, Inc.	1,968,708
47,857	PACCAR, Inc.	2,074,122
51,947	Pall Corp.	2,103,334
31,100	Parker Hannifin Corp.	2,013,414
47,162	Snap-On, Inc.	2,044,001

		24,562,658

	Media (3.4%)
141,602	CBS Corp. (Class B)	1,973,932
115,316	Comcast Corp. (Class A)	2,170,247
60,385	DIRECTV (Class A) (a)	2,041,617
62,300	Discovery Communications, Inc. (Class A) (a)	2,105,117
119,046	Gannett Co., Inc.	1,966,640
234,885	Interpublic Group of Cos., Inc. (a)	1,954,243
56,566	McGraw-Hill Cos., Inc. (The)	2,016,578
60,331	Meredith Corp.	2,075,990
178,068	New York Times Co. (The) (Class A) (a)	1,981,897
148,152	News Corp. (Class A)	2,134,870
51,726	Omnicom Group, Inc.	2,007,486
48,992	Scripps Networks Interactive, Inc. (Class A)	2,172,795
41,512	Time Warner Cable, Inc.	2,213,005
64,746	Time Warner, Inc.	2,024,607
61,731	Viacom, Inc. (Class B) (a)	2,122,312
60,164	Walt Disney Co. (The)	2,100,325
4,393	Washington Post Co. (The) (Class B)	1,951,283

		35,012,944

	Metals & Mining (1.9%)
90,976	AK Steel Holding Corp.	2,079,711
141,817	Alcoa, Inc.	2,019,474
39,524	Allegheny Technologies, Inc.	2,133,901
31,566	Cliffs Natural Resources, Inc.	2,239,608
25,765	Freeport-McMoRan Copper & Gold, Inc.	2,152,408

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

40,661	Newmont Mining Corp.	$2,070,865
45,551	Nucor Corp.	2,067,104
137,492	Titanium Metals Corp. (a)	2,280,992
34,103	United States Steel Corp.	2,166,223

		19,210,286

	Multi-Utilities (2.9%)
77,640	Ameren Corp.	2,024,851
140,187	Centerpoint Energy, Inc.	2,013,085
127,828	CMS Energy Corp.	1,976,221
43,802	Consolidated Edison, Inc.	1,950,941
49,685	Dominion Resources, Inc.	2,042,550
43,088	DTE Energy Co.	1,921,725
44,041	Integrys Energy Group, Inc.	2,086,663
128,587	NiSource, Inc.	2,031,675
46,698	PG&E Corp.	1,980,929
65,445	Public Service Enterprise Group, Inc.	1,931,936
53,323	SCANA Corp.	2,004,412
40,019	Sempra Energy	1,996,948
121,625	TECO Energy, Inc.	1,932,621
40,163	Wisconsin Energy Corp.	1,984,454
93,714	Xcel Energy, Inc.	1,986,737

		29,865,748

	Multiline Retail (1.6%)
55,076	Big Lots, Inc. (a)	2,005,868
56,460	Family Dollar Stores, Inc.	2,067,001
60,820	JC Penney Co., Inc.	1,956,579
36,188	Kohl’s Corp. (a)	1,982,379
96,825	Macy’s, Inc.	2,107,880
47,238	Nordstrom, Inc.	1,929,672
19,488	Sears Holdings Corp. (a)	2,113,084
37,893	Target Corp.	1,993,172

		16,155,635

	Office Electronics (0.2%)
199,405	Xerox Corp.	1,944,199

	Oil, Gas & Consumable Fuels (5.5%)
29,458	Anadarko Petroleum Corp.	2,145,426
19,845	Apache Corp.	2,014,268
53,002	Cabot Oil & Gas Corp.	1,950,474
83,563	Chesapeake Energy Corp.	1,975,429
26,947	Chevron Corp.	2,043,391
39,041	ConocoPhillips	1,997,728
44,431	Consol Energy, Inc.	1,895,426
127,541	Denbury Resources, Inc. (a)	2,151,617
31,465	Devon Energy Corp.	2,027,290
171,081	El Paso Corp.	1,854,518
21,117	EOG Resources, Inc.	1,962,614
30,178	Exxon Mobil Corp.	2,021,322
32,960	Hess Corp.	2,061,648
63,212	Marathon Oil Corp.	2,000,028
40,501	Massey Energy Co.	2,117,797
36,779	Murphy Oil Corp.	2,066,612
26,993	Noble Energy, Inc.	1,970,489
24,341	Occidental Petroleum Corp.	2,057,788
41,579	Peabody Energy Corp.	1,900,160
38,136	Pioneer Natural Resources Co.	2,147,820
42,336	Range Resources Corp.	1,984,288
51,099	Southwestern Energy Co. (a)	2,080,751
93,141	Spectra Energy Corp.	2,098,467
67,866	Sunoco, Inc.	2,016,299
142,344	Tesoro Corp.	1,978,582
99,558	Valero Energy Corp.	1,961,293
89,714	Williams Cos., Inc. (The)	2,072,393

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

42,816	XTO Energy, Inc.	$2,020,059

		56,573,977

	Paper & Forest Products (0.6%)
78,364	International Paper Co.	1,928,538
81,118	MeadWestvaco Corp.	2,072,565
45,572	Weyerhaeuser Co.	2,063,044

		6,064,147

	Personal Products (0.4%)
61,827	Avon Products, Inc.	2,094,080
32,032	Estee Lauder Cos., Inc. (The) (Class A)	2,077,916

		4,171,996

	Pharmaceuticals (2.2%)
37,783	Abbott Laboratories	1,990,408
31,581	Allergan, Inc.	2,062,871
77,734	Bristol-Myers Squibb Co.	2,075,498
55,895	Eli Lilly & Co.	2,024,517
65,156	Forest Laboratories, Inc. (a)	2,043,292
30,575	Johnson & Johnson	1,993,490
165,517	King Pharmaceuticals, Inc. (a)	1,946,480
53,117	Merck & Co., Inc.	1,983,920
89,775	Mylan, Inc. (a)	2,038,790
119,597	Pfizer, Inc. (e)	2,051,089
49,849	Watson Pharmaceuticals, Inc. (a)	2,082,193

		22,292,548

	Professional Services (0.6%)
27,216	Dun & Bradstreet Corp.	2,025,415
56,873	Equifax, Inc.	2,036,053
64,899	Robert Half International, Inc.	1,974,877

		6,036,345

	Real Estate Investment Trust (REIT) (2.7%)
112,656	Apartment Investment & Management Co. (Class A)	2,073,997
22,995	AvalonBay Communities, Inc.	1,985,618
26,671	Boston Properties, Inc.	2,012,060
51,449	Equity Residential	2,014,228
58,877	HCP, Inc.	1,942,941
44,185	Health Care REIT, Inc.	1,998,488
149,231	Host Hotels & Resorts, Inc.	2,186,234
129,850	Kimco Realty Corp.	2,030,854
53,903	Plum Creek Timber Co., Inc.	2,097,366
144,066	ProLogis	1,901,671
22,206	Public Storage	2,042,730
22,852	Simon Property Group, Inc.	1,917,283
43,219	Ventas, Inc.	2,052,038
26,917	Vornado Realty Trust	2,037,617

		28,293,125

	Real Estate Management & Development (0.2%)
136,149	CB Richard Ellis Group, Inc. (Class A) (a)	2,157,962

	Road & Rail (0.8%)
39,239	CSX Corp.	1,997,265
35,587	Norfolk Southern Corp.	1,988,957
52,314	Ryder System, Inc.	2,027,691
27,646	Union Pacific Corp.	2,026,452

		8,040,365

	Semiconductors & Semiconductor Equipment (3.6%)
217,986	Advanced Micro Devices, Inc. (a)	2,020,730
80,381	Altera Corp.	1,954,062
68,018	Analog Devices, Inc.	1,960,279
161,805	Applied Materials, Inc.	2,181,131
61,031	Broadcom Corp. (Class A)	2,025,009
90,578	Intel Corp. (e)	2,016,266

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

70,287	KLA-Tencor Corp.	$2,173,274
71,292	Linear Technology Corp.	2,016,138
315,503	LSI Corp. (a)	1,930,878
141,487	MEMC Electronic Materials, Inc. (a)	2,168,996
69,439	Microchip Technology, Inc.	1,955,402
202,251	Micron Technology, Inc. (a)	2,101,388
138,764	National Semiconductor Corp.	2,005,140
87,057	Novellus Systems, Inc. (a)	2,176,425
117,212	Nvidia Corp. (a)	2,037,144
181,027	Teradyne, Inc. (a)	2,022,072
83,053	Texas Instruments, Inc.	2,032,307
72,796	Xilinx, Inc.	1,856,298

		36,632,939

	Software (2.9%)
58,309	Adobe Systems, Inc. (a)	2,062,389
69,481	Autodesk, Inc. (a)	2,044,131
51,350	BMC Software, Inc. (a)	1,951,300
87,245	CA, Inc.	2,047,640
41,875	Citrix Systems, Inc. (a)	1,987,806
233,285	Compuware Corp. (a)	1,959,594
108,515	Electronic Arts, Inc. (a)	2,024,890
58,396	Intuit, Inc. (a)	2,005,318
47,521	McAfee, Inc. (a)	1,907,018
68,284	Microsoft Corp. (e)	1,998,673
358,589	Novell, Inc. (a)	2,147,948
80,285	Oracle Corp.	2,062,522
67,470	Red Hat, Inc. (a)	1,974,847
26,177	Salesforce.com, Inc. (a)	1,948,878
117,663	Symantec Corp. (a)	1,990,858

		30,113,812

	Specialty Retail (3.8%)
46,088	Abercrombie & Fitch Co. (Class A)	2,103,456
108,912	AutoNation, Inc. (a)	1,969,129
11,839	AutoZone, Inc. (a)	2,049,213
46,097	Bed Bath & Beyond, Inc. (a)	2,017,205
49,550	Best Buy Co., Inc.	2,107,857
95,841	GameStop Corp. (Class A) (a)	2,099,876
88,650	Gap, Inc. (The)	2,048,701
62,473	Home Depot, Inc.	2,021,002
74,349	Limited Brands, Inc.	1,830,472
81,563	Lowe’s Cos., Inc.	1,977,087
49,318	O’Reilly Automotive, Inc. (a)	2,057,054
260,644	Office Depot, Inc. (a)	2,079,939
86,467	RadioShack Corp.	1,956,748
37,387	Ross Stores, Inc.	1,999,083
31,004	Sherwin-Williams Co. (The)	2,098,351
85,306	Staples, Inc.	1,995,307
42,820	Tiffany & Co.	2,033,522
47,078	TJX Cos., Inc.	2,001,757
56,846	Urban Outfitters, Inc. (a)	2,161,853

		38,607,612

	Textiles, Apparel & Luxury Goods (0.8%)
50,961	Coach, Inc.	2,013,979
25,945	NIKE, Inc. (Class B)	1,906,958
23,896	Polo Ralph Lauren Corp.	2,032,116
25,383	VF Corp.	2,034,447

		7,987,500

	Thrifts & Mortgage Finance (0.4%)
146,079	Hudson City Bancorp, Inc.	2,068,479
128,080	People’s United Financial, Inc.	2,003,171

		4,071,650

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Tobacco (0.8%)
99,445	Altria Group, Inc.		$2,040,611
26,271	Lorillard, Inc.		1,976,630
38,978	Philip Morris International, Inc.		2,033,093
37,853	Reynolds American, Inc.		2,043,305

			8,093,639

	Trading Companies & Distributors (0.4%)
43,067	Fastenal Co.		2,066,785
18,606	WW Grainger, Inc.		2,011,681

			4,078,466

	Wireless Telecommunication Services (0.6%)
45,639	American Tower Corp. (Class A) (a)		1,944,678
286,877	MetroPCS Communications, Inc. (a)		2,031,089
537,824	Sprint Nextel Corp. (a)		2,043,731

			6,019,498

	Total Common Stocks (Cost $537,008,921)		1,014,148,703

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (0.5%)
	Investment Company
5,504	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $5,503,977)		5,503,977

	Total Investments (Cost $542,512,898) (g)(h)	99.5%	1,019,652,680
	Other Assets in Excess of Liabilities	0.5	5,638,327

	Net Assets	100.0%	$1,025,291,007

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	For the nine months ended March 31, 2010, the cost of purchases and the proceeds from sales of Morgan Stanley, common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $571,886 and $213,377, respectively, including net realized loss of $5,628.

(c)	For the nine months ended March 31, 2010, the cost of purchases and the proceeds from sales of Citigroup Inc., common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $555,758 and $755,497, including net realized losses of $283,841.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(e)	A portion of this security has been physically segregated in connection with open futures contracts.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Equally-Weighted S&P 500 Fund*
Portfolio of Investments • March 31, 2010 (unaudited) continued
Futures Contracts Open at March 31, 2010:

		DESCRIPTION,	UNDERLYING
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	APPRECIATION

197	Long	S&P 500 E-MINI, June 2010	$11,477,220	$58,331

Morgan Stanley Equally-Weighted S&P 500 Fund*
Notes to Portfolio of Investments • March 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$24,026,015	$24,026,015	—	—
Air Freight & Logistics	7,887,073	7,887,073	—	—
Airlines	2,087,147	2,087,147	—	—
Auto Components	4,062,588	4,062,588	—	—
Automobiles	3,913,219	3,913,219	—	—
Beverages	13,952,620	13,952,620	—	—
Biotechnology	11,455,192	11,455,192	—	—
Building Products	2,146,478	2,146,478	—	—
Capital Markets	28,357,025	28,357,025	—	—
Chemicals	26,430,857	26,430,857	—	—
Commercial Banks	28,356,407	28,356,407	—	—
Commercial Services & Supplies	16,307,987	16,307,987	—	—
Communications Equipment	14,590,122	14,590,122	—	—
Computers & Peripherals	22,529,111	22,529,111	—	—
Construction & Engineering	6,079,726	6,079,726	—	—
Construction Materials	1,967,924	1,967,924	—	—

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Consumer Finance	8,222,529	8,222,529	—	—
Containers & Packaging	10,136,656	10,136,656	—	—
Distributors	1,938,774	1,938,774	—	—
Diversified Consumer Services	5,952,961	5,952,961	—	—
Diversified Financial Services	18,501,597	18,501,597	—	—
Diversified Telecommunication Services	12,017,106	12,017,106	—	—
Electric Utilities	27,889,574	27,889,574	—	—
Electrical Equipment	8,457,282	8,457,282	—	—
Electronic Equipment, Instruments & Components	12,044,724	12,044,724	—	—
Energy Equipment & Services	24,488,609	24,488,609	—	—
Food & Staples Retailing	18,464,368	18,464,368	—	—
Food Products	30,298,131	30,298,131	—	—
Gas Utilities	7,917,083	7,917,083	—	—
Health Care Equipment & Supplies	26,596,077	26,596,077	—	—
Health Care Providers & Services	31,873,746	31,873,746	—	—
Hotels, Restaurants & Leisure	21,083,089	21,083,089	—	—
Household Durables	18,374,220	18,374,220	—	—
Household Products	8,085,625	8,085,625	—	—
Independent Power Producers & Energy Traders	5,722,421	5,722,421	—	—
Industrial Conglomerates	6,030,244	6,030,244	—	—
Information Technology Services	22,152,351	22,152,351	—	—
Insurance	43,260,669	43,260,669	—	—
Internet & Catalog Retail	6,488,854	6,488,854	—	—
Internet Software & Services	11,890,641	11,890,641	—	—
Leisure Equipment & Products	6,023,164	6,023,164	—	—
Life Sciences Tools & Services	10,101,666	10,101,666	—	—
Machinery	24,562,658	24,562,658	—	—
Media	35,012,944	35,012,944	—	—
Metals & Mining	19,210,286	19,210,286	—	—
Multi-Utilities	29,865,748	29,865,748	—	—
Multiline Retail	16,155,635	16,155,635	—	—
Office Electronics	1,944,199	1,944,199	—	—
Oil, Gas & Consumable Fuels	56,573,977	56,573,977	—	—
Paper & Forest Products	6,064,147	6,064,147	—	—
Personal Products	4,171,996	4,171,996	—	—
Pharmaceuticals	22,292,548	22,292,548	—	—
Professional Services	6,036,345	6,036,345	—	—
Real Estate Investment Trust (REIT)	28,293,125	28,293,125	—	—
Real Estate Management & Development	2,157,962	2,157,962	—	—
Road & Rail	8,040,365	8,040,365	—	—
Semiconductors & Semiconductor Equipment	36,632,939	36,632,939	—	—
Software	30,113,812	30,113,812	—	—
Specialty Retail	38,607,612	38,607,612	—	—
Textiles, Apparel & Luxury Goods	7,987,500	7,987,500	—	—
Thrifts & Mortgage Finance	4,071,650	4,071,650	—	—
Tobacco	8,093,639	8,093,639	—	—
Trading Companies & Distributors	4,078,466	4,078,466	—	—
Wireless Telecommunication Services	6,019,498	6,019,498	—	—

Total Common Stocks	1,014,148,703	1,014,148,703	—	—

Short-Term Investment — Investment Company	5,503,977	5,503,977	—	—
Futures	58,331	58,331	—	—

Total	$1,019,711,011	$1,019,711,011	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$—
Net purchases (sales)	(4,286)
Amortization of discount	—
Transfers in	—
Transfers out	—

INVESTMENTS IN
SECURITIES
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	4,286

Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Equally-Weighted S&P 500 Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
May 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
May 17, 2010
/s/ Francis Smith

Francis Smith
Principal Financial Officer
May 17, 2010